Cover	Mar. 03, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 03, 2025
Entity File Number	001-39102
Entity Registrant Name	TFF PHARMACEUTICALS, INC.
Entity Central Index Key	0001733413
Entity Tax Identification Number	82-4344737
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	124 Washington Street
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Foxborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02035
City Area Code	508
Local Phone Number	543-1720
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock: Par value $.001
Trading Symbol	TFFP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false